OTHER NON-CURRENT ASSETS (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for land use right		¥ 12,329,652
Others		4,475,822	¥ 626,605
Other non-current assets	$ 2,444,256	¥ 16,805,474	¥ 626,605